UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       -----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2013
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

                                                               STATED          STATED
     SHARES                     DESCRIPTION                     RATE          MATURITY          VALUE
----------------  ---------------------------------------  ---------------  -------------  ---------------

$25 PAR PREFERRED SECURITIES - 78.5%

                  CAPITAL MARKETS - 10.4%
          40,000  Affiliated Managers Group, Inc. .......       6.38%         08/15/42     $     1,036,000
          83,000  Apollo Investment Corp. ...............       6.63%         10/15/42           2,050,100
          16,924  Ares Capital Corp. ....................       7.75%         10/15/40             458,471
         120,000  Bank of New York Mellon Corp. .........       5.20%            (a)             3,006,000
          43,147  Charles Schwab Corp., Series B ........       6.00%            (a)             1,141,669
         102,000  Deutsche Bank Capital Funding Trust
                      VIII ..............................       6.38%            (a)             2,586,720
          78,500  Goldman Sachs Group, Inc. .............       5.95%            (a)             1,938,950
          28,238  Goldman Sachs Group, Inc. .............       6.13%         11/01/60             739,271
          17,700  Goldman Sachs Group, Inc. .............       6.50%         11/01/61             484,626
         128,000  Morgan Stanley Capital Trust III ......       6.25%         03/01/33           3,232,000
         104,000  Morgan Stanley, Series A (b)...........       4.00%            (a)             2,233,920
          60,487  Raymond James Financial, Inc. .........       6.90%         03/15/42           1,644,037
         115,887  State Street Corp., Series C ..........       5.25%            (a)             2,907,605
                                                                                           ---------------
                                                                                                23,459,369
                                                                                           ---------------

                  COMMERCIAL BANKS - 9.6%
          50,825  Banco Santander S.A., Series 6 (b).....       4.00%            (a)             1,052,586
         100,299  Barclays Bank PLC, Series 2 ...........       6.63%            (a)             2,523,523
          80,000  BB&T Corp., Series E ..................       5.63%            (a)             2,036,000
          67,900  BB&T Corp., Series F ..................       5.20%            (a)             1,675,772
          34,460  First Republic Bank, Series A .........       6.70%            (a)               933,866
          76,300  First Republic Bank, Series B .........       6.20%            (a)             2,006,690
          71,989  HSBC USA, Inc., Series F (b)...........       3.50%            (a)             1,608,954
          20,000  Lloyds Banking Group PLC ..............       7.75%         07/15/50             554,000
          80,000  PNC Financial Services Group, Inc.,
                      Series P (c).......................       6.13%            (a)             2,164,800
          79,000  PNC Financial Services Group, Inc.,
                      Series Q ..........................       5.38%            (a)             1,986,850
          65,000  Regions Financial Corp., Series A .....       6.38%            (a)             1,617,200
          44,097  SunTrust Banks, Inc., Series E ........       5.88%            (a)             1,093,606
          39,000  US Bancorp, Series F (c)...............       6.50%            (a)             1,120,080
          42,347  US Bancorp, Series G (c)...............       6.00%            (a)             1,139,134
                                                                                           ---------------
                                                                                                21,513,061
                                                                                           ---------------

                  CONSUMER FINANCE - 2.1%
          89,000  Capital One Financial Corp., Series B .       6.00%            (a)             2,234,790
          63,500  Discover Financial Services, Series B .       6.50%            (a)             1,619,250
          32,352  HSBC Finance Corp., Series B ..........       6.36%            (a)               816,888
                                                                                           ---------------
                                                                                                 4,670,928
                                                                                           ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 8.1%
          83,374  Allied Capital Corp. ..................       6.88%         04/15/47           2,100,191
          47,000  Bank of America Corp., Series 5 (b)....       4.00%            (a)             1,045,280
          20,000  Citigroup Capital IX ..................       6.00%         02/14/33             505,400
          60,000  Citigroup Capital XV ..................       6.50%         09/15/66           1,518,600
          40,000  Countrywide Capital V .................       7.00%         11/01/36           1,003,200
          20,000  General Electric Capital Corp. ........       4.88%         01/29/53             506,876
         135,000  ING Groep N.V. ........................       6.38%            (a)             3,352,050

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

                                                               STATED          STATED
     SHARES                     DESCRIPTION                     RATE          MATURITY          VALUE
----------------  ---------------------------------------  ---------------  -------------  ---------------

$25 PAR PREFERRED SECURITIES - (CONTINUED)

                  DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)
          58,000  ING Groep N.V. ........................       7.20%           (a)        $     1,470,300
         124,600  JPMorgan Chase & Co., Series O ........       5.50%           (a)              3,111,262
          71,292  KKR Financial Holdings LLC ............       8.38%         11/15/41           2,028,257
          17,000  KKR Financial Holdings LLC ............       7.50%         03/20/42             461,890
          40,000  KKR Financial Holdings LLC, Series A ..       7.38%           (a)              1,008,000
                                                                                           ---------------
                                                                                                18,111,306
                                                                                           ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
          55,924  Qwest Corp. ...........................       7.50%         09/15/51           1,521,133
          82,500  Qwest Corp. ...........................       7.00%         07/01/52           2,203,575
                                                                                           ---------------
                                                                                                 3,724,708
                                                                                           ---------------

                  ELECTRIC UTILITIES - 8.8%
         155,700  Duke Energy Corp. .....................       5.13%         01/15/73           3,884,715
          96,693  Entergy Louisiana LLC .................       5.25%         07/01/52           2,510,150
          11,497  Entergy Mississippi, Inc. .............       6.00%         05/01/51             317,432
          76,000  NextEra Energy Capital Holdings, Inc. .       5.00%         01/15/73           1,869,600
         136,949  NextEra Energy Capital Holdings, Inc.,
                      Series H ..........................       5.63%         06/15/72           3,560,674
          65,000  NextEra Energy Capital Holdings, Inc.,
                      Series I ..........................       5.13%         11/15/72           1,628,250
         233,476  SCE Trust I ...........................       5.63%           (a)              6,035,355
                                                                                           ---------------
                                                                                                19,806,176
                                                                                           ---------------

                  INSURANCE - 15.1%
         117,601  AEGON N.V. ............................       6.50%           (a)              2,957,665
          43,500  AEGON N.V., Series 1 (b)...............       4.00%           (a)              1,070,100
          85,000  Aflac, Inc. ...........................       5.50%         09/15/52           2,166,650
          26,500  Allianz SE ............................       8.38%           (a)                684,031
          72,200  American Financial Group, Inc. ........       6.38%         06/12/42           1,923,408
          80,000  American International Group, Inc.,
                      Series A4 (c)......................       6.45%         06/15/77           2,020,000
          90,496  Arch Capital Group Ltd., Series C .....       6.75%            (a)             2,429,818
          56,212  Aspen Insurance Holdings Ltd. .........       7.25%            (a)             1,509,854
          38,542  Aspen Insurance Holdings Ltd. (c)......       7.40%            (a)             1,039,863
          24,500  Assured Guaranty Municipal Holdings,
                      Inc. ..............................       6.25%        11/01/2102            613,970
          88,878  Aviva PLC .............................       8.25%         12/01/41           2,509,915
          77,000  Axis Capital Holdings Ltd., Series C...       6.88%            (a)             2,102,100
         120,630  Endurance Specialty Holdings Ltd.,
                      Series B ..........................       7.50%            (a)             3,316,119
          80,400  MetLife, Inc., Series A (b)............       4.00%            (a)             2,023,668
          21,292  PartnerRe Ltd., Series E ..............       7.25%            (a)               587,659
          45,324  Protective Life Corp. .................       6.25%         05/15/42           1,165,733
          62,780  Protective Life Corp. .................       6.00%         09/01/42           1,610,935
          20,000  Prudential Financial, Inc. ............       5.75%         12/15/52             506,800
          24,500  RenaissanceRe Holdings Ltd.,
                      Series C...........................       6.08%            (a)               618,870
         117,773  Torchmark Corp. .......................       5.88%         12/15/52           3,003,212
                                                                                           ---------------
                                                                                                33,860,370
                                                                                           ---------------

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

                                                               STATED          STATED
     SHARES                     DESCRIPTION                     RATE          MATURITY          VALUE
----------------  ---------------------------------------  ---------------  -------------  ---------------

$25 PAR PREFERRED SECURITIES - (CONTINUED)

                  MACHINERY - 0.8%
          73,450  Stanley Black & Decker, Inc. ..........       5.75%         07/25/52     $     1,903,089
                                                                                           ---------------

                  MEDIA - 0.5%
          45,000  Comcast Corp. .........................       5.00%         12/15/61           1,136,250
                                                                                           ---------------

                  MULTI-UTILITIES - 3.0%
          55,000  DTE Energy Co. ........................       6.50%         12/01/61           1,489,950
         160,000  DTE Energy Co. ........................       5.25%         12/01/62           4,096,000
          40,916  SCANA Corp. ...........................       7.70%         01/30/65           1,111,278
                                                                                           ---------------
                                                                                                 6,697,228
                                                                                           ---------------

                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 17.0%
         111,556  CommonWealth REIT .....................       5.75%         08/01/42           2,733,122
          49,944  CommonWealth REIT, Series E ...........       7.25%           (a)              1,305,536
          37,000  Digital Realty Trust, Inc., Series E ..       7.00%           (a)                990,860
          56,430  Digital Realty Trust, Inc., Series F ..       6.63%           (a)              1,495,395
          24,558  Health Care REIT, Inc., Series J ......       6.50%           (a)                645,875
          53,365  Hospitality Properties Trust, Series D        7.13%           (a)              1,427,514
          64,624  Kimco Realty Corp., Series J ..........       5.50%           (a)              1,618,185
          92,405  Kimco Realty Corp., Series K ..........       5.63%           (a)              2,297,188
          81,700  National Retail Properties, Inc.,
                      Series D ..........................       6.63%           (a)              2,134,821
         119,500  PS Business Parks, Inc., Series T .....       6.00%           (a)              3,046,055
         108,628  PS Business Parks, Inc., Series U .....       5.75%           (a)              2,721,132
          38,509  Public Storage, Series U ..............       5.63%           (a)                989,681
         111,241  Public Storage, Series V ..............       5.38%           (a)              2,824,409
         113,500  Public Storage, Series W ..............       5.20%           (a)              2,854,525
          40,100  Regency Centers Corp., Series 6 .......       6.63%           (a)              1,054,229
         145,187  Senior Housing Properties Trust .......       5.63%         08/01/42           3,568,697
          60,400  Taubman Centers, Inc., Series J .......       6.50%           (a)              1,557,716
         126,651  Vornado Realty Trust, Series K ........       5.70%           (a)              3,218,202
          70,000  Vornado Realty Trust, Series L ........       5.40%           (a)              1,737,400
                                                                                           ---------------
                                                                                                38,220,542
                                                                                           ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.4%
          64,551  Telephone & Data Systems, Inc. ........       6.88%         11/15/59           1,723,512
          15,733  Telephone & Data Systems, Inc. ........       5.88%         12/01/61             394,426
          41,522  US Cellular Corp. .....................       6.95%         05/15/60           1,107,807
                                                                                           ---------------
                                                                                                 3,225,745
                                                                                           ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES .................................         176,328,772
                  (Cost $172,188,299)                                                      ---------------

$50 PAR PREFERRED SECURITIES - 0.5%

                  COMMERCIAL BANKS - 0.5%
          20,000  CoBank ACB, Series D ..................      11.00%           (a)              1,136,876
                                                                                           ---------------
                  TOTAL $50 PAR PREFERRED SECURITIES .................................           1,136,876
                  (Cost $1,149,000)                                                        ---------------

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

                                                               STATED          STATED
     SHARES                     DESCRIPTION                     RATE          MATURITY          VALUE
----------------  ---------------------------------------  ---------------  -------------  ---------------

$100 PAR PREFERRED SECURITIES - 0.3%

                  COMMERCIAL BANKS - 0.1%
           2,500  CoBank ACB (c) (d).....................       6.25%           (a)        $       267,344
                                                                                           ---------------
                                                                                                   267,344
                                                                                           ---------------

                  ELECTRIC UTILITIES - 0.2%
           4,000  Southern California Edison Co. (b).....       4.63%           (a)                403,000
                                                                                           ---------------
                                                                                                   403,000
                                                                                           ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES ................................             670,344
                  (Cost $646,751)                                                          ---------------

       PAR                                                     STATED          STATED
     AMOUNT                     DESCRIPTION                     RATE          MATURITY          VALUE
----------------  ---------------------------------------  ---------------  -------------  ---------------

CAPITAL PREFERRED SECURITIES - 17.4%

                  CAPITAL MARKETS - 2.1%
$      1,500,000  Charles Schwab Corp. (c)...............       7.00%           (a)              1,732,710
       3,000,000  Goldman Sachs Capital II (b)...........       4.00%         06/01/43           2,445,000
         750,000  Goldman Sachs Capital III (b)..........       4.00%           (a)                613,125
                                                                                           ---------------
                                                                                                 4,790,835
                                                                                           ---------------

                  COMMERCIAL BANKS - 6.1%
       1,000,000  Banco Santander S.A., Series 11 (c)....      10.50%           (a)              1,055,169
       1,000,000  Fifth Third Capital Trust IV (c).......       6.50%         04/15/37             998,750
         350,000  National Capital Trust II (c) (d)......       5.49%           (a)                353,321
       2,380,000  Northgroup Preferred Capital Corp.
                      (c) (d)............................       6.38%           (a)              2,398,683
           2,500  US Bancorp, Series A (b)...............       3.50%           (a)              2,293,906
       6,561,000  Wachovia Capital Trust III (b).........       5.57%           (a)              6,561,000
                                                                                           ---------------
                                                                                                13,660,829
                                                                                           ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 2.7%
         500,000  Citigroup, Inc. (c)....................       5.95%           (a)                505,000
       2,200,000  General Electric Capital Corp.,
                      Series A (c) ......................       7.13%           (a)              2,532,972
       1,750,000  General Electric Capital Corp.,
                      Series B (c) ......................       6.25%           (a)              1,910,248
       1,000,000  ZFS Finance USA Trust V (d)............       6.50%         05/09/37           1,065,000
                                                                                           ---------------
                                                                                                 6,013,220
                                                                                           ---------------

                  ELECTRIC UTILITIES - 0.4%
       1,000,000  PECO Energy Capital Trust IV ..........       5.75%         06/15/33             968,062
                                                                                           ---------------

                  INDUSTRIAL CONGLOMERATES - 0.9%
       2,000,000  Hutchison Whampoa International 12 Ltd.
                      (c) (d)............................       6.00%           (a)              2,105,000
                                                                                           ---------------

                  INSURANCE - 4.4%
       1,000,000  Allstate Corp. (c).....................       6.50%         05/15/57           1,077,600
       1,000,000  Assured Guaranty Municipal Holdings,
                      Inc. (c) (d) ......................       6.40%         12/15/66             890,000
       1,500,000  Assured Guaranty US Holdings, Series A
                      (c)................................       6.40%         12/15/66           1,350,000
       1,000,000  MetLife, Inc. .........................       6.40%         12/15/36           1,082,590
       2,000,000  Prudential Financial, Inc. (c).........       5.63%         06/15/43           2,072,500
       2,000,000  QBE Capital Funding III Ltd. (c) (d)...       7.25%         05/24/41           2,070,000

Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

       PAR                                                     STATED          STATED
     AMOUNT                     DESCRIPTION                     RATE          MATURITY          VALUE
----------------  ---------------------------------------  ---------------  -------------  ---------------

CAPITAL PREFERRED SECURITIES - (CONTINUED)

                  INSURANCE - (CONTINUED)
$      1,403,000  Reinsurance Group of America, Inc.
                      (c)................................       6.75%         12/15/65     $     1,431,060
                                                                                           ---------------
                                                                                                 9,973,750
                                                                                           ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.5%
       1,000,000  BG Energy Capital PLC (c)..............       6.50%         11/30/72           1,069,996
                                                                                           ---------------

                  THRIFTS & MORTGAGE FINANCE - 0.3%
         500,000  Abbey National Capital Trust I (c).....       8.96%           (a)                577,500
                                                                                           ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES .................................          39,159,192
                  (Cost $37,768,820)                                                       ---------------

                  TOTAL INVESTMENTS - 96.7% ..........................................         217,295,184
                  (Cost $211,752,870) (e)

                  NET OTHER ASSETS AND LIABILITIES - 3.3% ............................           7,361,422
                                                                                           ---------------
                  NET ASSETS - 100.0% ................................................     $   224,656,606
                                                                                           ===============

(a)   Perpetual maturity.

(b) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2013.

(c) Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2013. At a predetermined date, the fixed rate will change to a floating rate.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2013, securities noted as such amounted to $9,149,348 or 4.07% of net assets.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,696,467 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $154,153.

------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     1/31/2013       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
$25 Par Preferred Securities*.....................  $176,328,772  $176,328,772  $         --  $         --
$50 Par Preferred Securities*.....................     1,136,876     1,136,876            --            --
$100 Par Preferred Securities*....................       670,344       670,344            --            --
Capital Preferred Securities
    Commercial Banks..............................    13,660,829     2,293,906    11,366,923            --
    Other Industry Categories*....................    25,498,363            --    25,498,363            --
                                                    ------------  ------------  ------------  ------------
TOTAL INVESTMENTS.................................  $217,295,184  $180,429,898  $ 36,865,286  $         --
                                                    ============  ============  ============  ============

*     See the Portfolio of Investments for Industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.




                See Notes to Quarterly Portfolio of Investments           Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2013 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of First Trust Preferred Securities and Income Fund (the "Fund"), a series of First Trust Series Fund (the "Trust"), is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's securities will be valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) National Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2013 (UNAUDITED)

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

     SHARES                                     DESCRIPTION                                     VALUE
----------------  -----------------------------------------------------------------------  ---------------

COMMON STOCKS - 91.7%

                  AEROSPACE & DEFENSE - 3.0%
           1,160  Cubic Corp. ...........................................................  $        54,520
                                                                                           ---------------

                  CAPITAL MARKETS - 8.6%
             365  Affiliated Managers Group, Inc. (a)....................................           52,534
           4,070  MVC Capital, Inc. (b)..................................................           49,532
           5,115  PennantPark Investment Corp. (b).......................................           57,186
                                                                                           ---------------
                                                                                                   159,252
                                                                                           ---------------

                  CHEMICALS - 2.6%
           1,100  Scotts Miracle-Gro (The) Co., Class A .................................           48,092
                                                                                           ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 5.5%
           1,470  HNI Corp. .............................................................           46,408
           2,540  Ritchie Bros Auctioneers, Inc. ........................................           55,651
                                                                                           ---------------
                                                                                                   102,059
                                                                                           ---------------

                  ELECTRICAL EQUIPMENT - 5.3%
             745  Franklin Electric Co., Inc. ...........................................           49,557
           1,314  Generac Holdings, Inc. ................................................           48,855
                                                                                           ---------------
                                                                                                    98,412
                                                                                           ---------------

                  ENERGY EQUIPMENT & SERVICES - 3.0%
           2,400  C&J Energy Services, Inc. (a)..........................................           54,984
                                                                                           ---------------

                  FOOD PRODUCTS - 2.7%
           1,000  Sanderson Farms, Inc. .................................................           50,480
                                                                                           ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
           1,210  Haemonetics Corp. (a)..................................................           50,748
           1,020  West Pharmaceutical Services, Inc. ....................................           60,394
                                                                                           ---------------
                                                                                                   111,142
                                                                                           ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 5.8%
           1,565  Patterson Cos., Inc. ..................................................           56,543
           2,370  VCA Antech, Inc. (a)...................................................           51,192
                                                                                           ---------------
                                                                                                   107,735
                                                                                           ---------------

                  INSURANCE - 5.9%
           2,070  Brown & Brown, Inc. ...................................................           56,594
             763  RLI Corp. .............................................................           52,654
                                                                                           ---------------
                                                                                                   109,248
                                                                                           ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 3.1%
             810  Techne Corp. ..........................................................           58,061
                                                                                           ---------------

                  MACHINERY - 11.5%
           4,135  Douglas Dynamics, Inc. ................................................           54,499
           1,305  EnPro Industries, Inc. (a).............................................           58,046
             825  Graco, Inc. ...........................................................           47,190
           1,007  Mueller Industries, Inc. ..............................................           53,734
                                                                                           ---------------
                                                                                                   213,469
                                                                                           ---------------

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

     SHARES                                     DESCRIPTION                                     VALUE
----------------  -----------------------------------------------------------------------  ---------------

COMMON STOCKS - (CONTINUED)

                  MEDIA - 5.2%
           1,165  John Wiley & Sons, Inc., Class A ......................................  $        44,619
             765  Morningstar, Inc. .....................................................           51,783
                                                                                           ---------------
                                                                                                    96,402
                                                                                           ---------------

                  OFFICE ELECTRONICS - 3.1%
           1,308  Zebra Technologies Corp., Class A (a)..................................           56,610
                                                                                           ---------------

                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.8%
           4,135  Franklin Street Properties Corp. ......................................           53,755
           2,970  Gladstone Commercial Corp. ............................................           54,975
           1,000  Rayonier, Inc. ........................................................           53,840
                                                                                           ---------------
                                                                                                   162,570
                                                                                           ---------------

                  ROAD & RAIL - 5.7%
           3,795  Heartland Express, Inc. ...............................................           52,485
             945  Landstar System, Inc. .................................................           53,903
                                                                                           ---------------
                                                                                                   106,388
                                                                                           ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
             840  Hittite Microwave Corp. (a)............................................           51,559
                                                                                           ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 3.1%
           1,450  Deckers Outdoor Corp. (a)..............................................           57,928
                                                                                           ---------------

                  TOTAL INVESTMENTS - 91.7% .............................................        1,698,911
                  (Cost $1,524,302) (c)

                  NET OTHER ASSETS AND LIABILITIES - 8.3% ...............................          154,491
                                                                                           ---------------
                  NET ASSETS - 100.0% ...................................................  $     1,853,402
                                                                                           ===============

(a)   Non-income producing security.

(b)   Business Development Company

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $190,670 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,061.


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          1/31/2013       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
Common Stocks*....................................  $  1,698,911  $  1,698,911  $         --  $         --
                                                    ============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

                See Notes to Quarterly Portfolio of Investments           Page 3

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          JANUARY 31, 2013 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each class of shares of First Trust/Confluence Small Cap Value Fund (the "Fund"), a series of First Trust Series Fund (the "Trust"), is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of common stocks and other equity securities will be based on the consideration of all available information, including, but not limited to the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          JANUARY 31, 2013 (UNAUDITED)


            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

    PRINCIPAL                                      RATINGS (a)                    STATED
      VALUE               DESCRIPTION            MOODY'S   S&P      RATE (b)    MATURITY (c)       VALUE
----------------  -----------------------------  --------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS - 76.4%

                  AEROSPACE & DEFENSE - 1.2%
$         45,802  DynCorp International, Inc.,
                      Term Loan ...............    Ba2     BB-      6.25%        07/07/16     $        46,145
          50,000  Sequa Corp., Term Loan B ....    B1       B       5.25%        05/29/17              50,729
                                                                                              ---------------
                                                                                                       96,874
                                                                                              ---------------

                  AGRICULTURAL PRODUCTS - 0.6%
          49,875  Jimmy Sanders, Term Loan B...    B2       B       6.75%        11/08/19              49,470
                                                                                              ---------------

                  ALTERNATIVE CARRIERS - 1.9%
          49,875  Telesat Canada, Term Loan B..    Ba3     BB-      4.25%        03/28/19              50,311
         100,000  DigitalGlobe, Inc., Term Loan
                      B .......................    Ba2    BBB-      3.75%        01/25/20             101,188
                                                                                              ---------------
                                                                                                      151,499
                                                                                              ---------------

                  APPAREL RETAIL - 2.5%
          99,750  Collective Brands, Inc., Term
                      Loan ....................    B1       B       7.25%        10/09/19             100,914
         100,000  Phillips-Van Heusen Corp.,
                      Term Loan B .............    Ba1    BBB-      3.25%        12/22/17             100,750
                                                                                              ---------------
                                                                                                      201,664
                                                                                              ---------------

                  APPLICATION SOFTWARE - 0.6%
          49,873  Eagle Parent, Inc., Term Loan
                      B .......................    Ba3     B+       5.00%        05/16/18              50,150
                                                                                              ---------------

                  ASSET MANAGEMENT & CUSTODY BANKS - 1.9%
         100,000  Nuveen Investments, Inc.,
                      Extended Term Loan ......    B2       B    5.70%-5.81%     05/13/17             100,792
          50,000  TCW Group, Inc., Term Loan
                      B .......................    Ba1     BB+      4.00%        12/04/19              50,500
                                                                                              ---------------
                                                                                                      151,292
                                                                                              ---------------

                  AUTO PARTS & EQUIPMENT - 2.5%
         150,000  DuPont Performance Coatings,
                      Term Loan B .............    B1      B+        4.75%       01/17/20             152,130
          50,000  Metaldyne, LLC, Term Loan
                      B .......................    B1      B+        6.00%       12/04/18              50,578
                                                                                              ---------------
                                                                                                      202,708
                                                                                              ---------------

                  AUTOMOBILE MANUFACTURERS - 0.6%
          50,000  Chrysler Group, LLC, Term
                      Loan B ..................    Ba2     BB       6.00%        05/24/17              50,969
                                                                                              ---------------

                  BIOTECHNOLOGY - 0.6%
          49,837  Grifols, SA, Term Loan B ....    Ba2     BB+      4.25%        06/01/17              50,130
                                                                                              ---------------

                  BROADCASTING - 4.3%
          50,000  Clear Channel Communications,
                      Inc., Term Loan B .......   Caa1    CCC+      3.86%        01/29/16              43,216
          50,000  Cumulus Media Holdings, Inc.,
                      Term Loan B .............    Ba2     BB-      4.50%        09/16/18              50,600

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

    PRINCIPAL                                      RATINGS (a)                    STATED
      VALUE               DESCRIPTION            MOODY'S   S&P      RATE (b)    MATURITY (c)       VALUE
----------------  -----------------------------  --------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  BROADCASTING - (CONTINUED)
$        100,000  NEP/NCP Holdco, Inc., Term
                      Loan B ..................    B1       B       5.25%        01/18/20     $       101,542
          50,000  NEP/NCP Holdco, Inc., Term
                      Loan, Second Lien .......   Caa1    CCC+      9.50%        07/18/20              51,500
          14,857  Nexstar Broadcasting, Delayed
                      Draw Term Loan...........    Ba2     BB       4.50%        07/19/19              15,061
          35,143  Nexstar Broadcasting, Term
                      Loan B ..................    Ba2     BB       4.50%        07/19/19              35,626
          50,000  Univision Corp., Extended
                      Term Loan ...............    B2      B+       4.45%        03/31/17              50,063
                                                                                              ---------------
                                                                                                      347,608
                                                                                              ---------------

                  BUILDING PRODUCTS - 2.5%
         100,000  Apex Tool Group, LLC, Term
                      Loan B ..................    B1       B       4.50%        01/25/20             100,896
         100,000  Unifrax, LLC, Term Loan B ...    B1      B+       4.25%        11/30/18             100,750
                                                                                              ---------------
                                                                                                      201,646
                                                                                              ---------------

                  CASINOS & GAMING - 1.8%
         100,000  Harrah's Entertainment, Inc.,
                      Term Loan B6 ............    B2       B       5.45%        01/28/18              92,693
           4,706  ROC Finance, LLC, Delayed
                      Draw Term Loan (e).......    B1      BB-      2.25%(d)     08/19/17               4,841
          45,294  ROC Finance, LLC, Term
                      Loan ....................    B1      BB-      8.50%        08/19/17              46,596
                                                                                              ---------------
                                                                                                      144,130
                                                                                              ---------------

                  COAL & CONSUMABLE FUELS - 1.3%
          99,499  Arch Coal, Inc., Term
                      Loan ....................    Ba3     BB       5.75%        05/16/18             102,033
                                                                                              ---------------

                  COMMUNICATIONS EQUIPMENT - 1.9%
          50,000  Alcatel-Lucent USA, Inc.,
                      Term Loan B .............    B1      BB-      6.25%        07/29/16              50,562
          50,000  Alcatel-Lucent USA, Inc.,
                      Term Loan C .............    B1      BB-      7.25%        01/29/19              50,488
          49,873  Commscope, Inc., Term Loan
                      B .......................    Ba3     BB       4.25%        01/14/18              50,212
                                                                                              ---------------
                                                                                                      151,262
                                                                                              ---------------

                  CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.6%
          50,000  Navistar International Corp.,
                      Term Loan B .............    Ba3     B+       7.00%        08/17/17              50,688
                                                                                              ---------------

                  CONSUMER FINANCE - 4.4%
          50,000  Altisource Solutions
                      S.a.r.l., Term Loan B ...    B1      BB-      5.75%        11/20/19              50,750
         150,000  Ocwen Financial Corp., Term
                      Loan B ..................    B1       B       5.00%        01/28/18             151,875
         149,375  Walter Investment Management
                      Corp., Term Loan B ......    B2      B+       5.75%        11/08/17             151,616
                                                                                              ---------------
                                                                                                      354,241
                                                                                              ---------------

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

    PRINCIPAL                                      RATINGS (a)                    STATED
      VALUE               DESCRIPTION            MOODY'S   S&P      RATE (b)    MATURITY (c)       VALUE
----------------  -----------------------------  --------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  DISTRIBUTORS - 0.9%
$         75,000  WESCO Distribution, Inc.,
                      Term Loan B .............    Ba3     B+       4.50%        10/17/19     $        75,750
                                                                                              ---------------

                  EDUCATION SERVICES - 1.3%
         100,000  Bright Horizons Family
                      Solutions, LLC, Term Loan
                      B .......................    B1      B+       4.00%        01/20/20             100,583
                                                                                              ---------------

                  ENVIRONMENTAL & FACILITIES SERVICES - 1.9%
         100,000  Advanced Disposal Services,
                      Inc., Term Loan B .......    B1      B+       5.25%        10/09/19             100,813
          50,000  EnergySolutions, LLC, Term
                      Loan ....................    B2      BB-      6.25%        08/15/16              50,035
                                                                                              ---------------
                                                                                                      150,848
                                                                                              ---------------

                  FOOTWEAR - 1.3%
         100,000  Renfro Corp., Term Loan B ...    B2       B       5.75%        01/16/19             101,000
                                                                                              ---------------

                  HEALTH CARE EQUIPMENT - 1.9%
          49,875  Biomet, Inc., Term Loan B ...    B1      BB-   3.95%-4.06%     07/25/17              50,374
          99,748  Kinetic Concepts, Inc., Term
                      Loan C1 .................    Ba2     BB-      5.50%        05/04/18             101,535
                                                                                              ---------------
                                                                                                      151,909
                                                                                              ---------------

                  HEALTH CARE FACILITIES - 0.6%
          49,875  United Surgical Partners
                      International, Inc., Term
                      Loan ....................    B1       B       6.00%        04/30/19              50,280
                                                                                              ---------------

                  HEALTH CARE SERVICES - 3.1%
         100,000  Air Medical Group Holdings,
                      Inc., Term Loan B .......    B2       B       6.50%        05/31/18             101,750
          49,875  CHG Healthcare Services, Term
                      Loan B ..................    B1       B       5.00%        11/13/19              50,457
          50,000  Heartland Dental Care, Inc.,
                      Term Loan B .............    Ba3     B+       6.25%        12/12/19              50,281
          49,873  Rural Metro Corp., Term Loan,
                      First Lien ..............    B1      B+       5.75%        06/30/18              49,957
                                                                                              ---------------
                                                                                                      252,445
                                                                                              ---------------

                  HEALTH CARE SUPPLIES - 0.6%
          50,000  Sage Products, Inc., Term
                      Loan B ..................    B1       B       5.25%        12/13/19              50,500
                                                                                              ---------------

                  HEALTH CARE TECHNOLOGY - 2.5%
          49,874  Emdeon Business Services,
                      LLC, Term Loan B ........    Ba3     BB-      5.00%        11/02/18              50,516
          49,873  Trizetto Group, Inc., Term
                      Loan B ..................    B1      BB-      4.75%        05/02/18              49,749
          50,000  Trizetto Group, Inc., Term
                      Loan, Second Lien .......   Caa1    CCC+      8.50%        03/28/19              49,833

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

    PRINCIPAL                                      RATINGS (a)                    STATED
      VALUE               DESCRIPTION            MOODY'S   S&P      RATE (b)    MATURITY (c)       VALUE
----------------  -----------------------------  --------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  HEALTH CARE TECHNOLOGY - (CONTINUED)
$         49,875  Wolverine Healthcare
                      Analytics, Inc., Term
                      Loan B ..................    Ba3     B+       5.75%        06/06/19     $        50,373
                                                                                              ---------------
                                                                                                      200,471
                                                                                              ---------------

                  HOMEFURNISHING RETAIL - 1.3%
          50,000  Serta Simmons Holdings, LLC,
                      Term Loan B .............    B1      B+       5.00%        10/01/19              50,597
          50,000  Tempur-Pedic International,
                      Inc., Term Loan B .......    Ba3     BB       5.00%        11/20/19              50,705
                                                                                              ---------------
                                                                                                      101,302
                                                                                              ---------------

                  HOUSEHOLD APPLIANCES - 1.3%
         100,000  Alliance Laundry Systems,
                      LLC, Term Loan, First
                      Lien ....................    B2       B       5.50%        12/07/19             101,125
                                                                                              ---------------

                  HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.6%
          49,875  Genpact International, Inc.,
                      Term Loan B .............    Ba2     BB+      4.25%        08/30/19              50,374
                                                                                              ---------------

                  HYPERMARKETS & SUPER CENTERS - 1.3%
          99,750  BJ's Wholesale Club, Inc.,
                      Term Loan, First Lien ...    B3       B       5.75%        09/26/19             101,190
                                                                                              ---------------

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.2%
          49,875  Calpine Corp., Term Loan
                      B3 ......................    B1      BB-      4.50%        09/27/19              50,470
          49,452  GWF Energy Holdings, LLC,
                      Term Loan B .............    Ba2     BB       6.00%        11/27/18              49,082
                                                                                              ---------------
                                                                                                       99,552
                                                                                              ---------------

                  INDUSTRIAL CONGLOMERATES - 1.9%
         100,000  Silver II Borrower S.C.A.,
                      Term Loan ...............    B1      B+       5.00%        12/05/19             100,850
          50,000  Tomkins Air Distribution,
                      Term Loan B .............    B1       B       5.00%        11/30/18              50,750
                                                                                              ---------------
                                                                                                      151,600
                                                                                              ---------------

                  INDUSTRIAL MACHINERY - 0.6%
          50,000  Dematic Holdings S.a.r.l.,
                      Term Loan B .............    B1       B       5.25%        12/18/19              50,396
                                                                                              ---------------

                  INSURANCE BROKERS - 1.2%
          50,000  Compass Investors, Inc., Term
                      Loan B ..................    B1      B-       5.25%        11/29/19              50,385
          50,000  Confie Seguros Holding Co.,
                      Term Loan B .............    B2      B-       6.50%        11/02/18              50,084
                                                                                              ---------------
                                                                                                      100,469
                                                                                              ---------------

Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

    PRINCIPAL                                      RATINGS (a)                    STATED
      VALUE               DESCRIPTION            MOODY'S   S&P      RATE (b)    MATURITY (c)       VALUE
----------------  -----------------------------  --------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  INTEGRATED TELECOMMUNICATION SERVICES - 1.3%
$        100,000  Windstream Corp., Term Loan
                      B4 ......................   Baa3     BB+      3.50%        01/08/20     $       100,679
                                                                                              ---------------

                  INTERNET RETAIL - 0.6%
          49,875  Web.Com, Inc., Term Loan B...    Ba3      B       5.50%        10/27/17              50,639
                                                                                              ---------------

                  IT CONSULTING & OTHER SERVICES - 0.6%
          49,038  Sirius Computer Solutions,
                      Inc., Term Loan .........    Ba3     BB-      7.00%        10/23/18              49,529
                                                                                              ---------------

                  LIFE & HEALTH INSURANCE - 0.6%
          47,898  CNO Financial Group, Inc.,
                      Term Loan B2 ............    Ba3     B+       5.00%        09/28/18              48,388
                                                                                              ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 0.4%
          31,789  Quintiles Transnational
                      Corp., Term Loan B2 .....    B1      BB-      4.50%        06/08/18              32,186
                                                                                              ---------------

                  MOVIES & ENTERTAINMENT - 1.3%
         100,000  Village Roadshow Films Ltd.,
                      Term Loan B .............    A2      NR       4.75%        11/06/17             100,750
                                                                                              ---------------

                  OTHER DIVERSIFIED FINANCIAL SERVICES - 1.6%
          75,000  First Data Corp., Extended
                      Term Loan ...............    B1      B+       5.21%        03/24/17              74,893
          50,000  TransFirst Holdings, Inc.,
                      Term Loan B .............    B1       B       6.25%        12/18/17              50,609
                                                                                              ---------------
                                                                                                      125,502
                                                                                              ---------------

                  PACKAGED FOODS & MEATS - 2.1%
         114,419  Blue Buffalo Company, Ltd.,
                      Term Loan B .............    B1      B+       6.50%        08/08/19             115,849
          49,875  Ferrara Candy Company, Term
                      Loan B ..................    B2       B    7.50%-8.50%     06/06/18              50,457
                                                                                              ---------------
                                                                                                      166,306
                                                                                              ---------------

                  PAPER PACKAGING - 0.6%
          49,875  Reynolds Consumer Products
                      Holdings, Inc., Term
                      Loan ....................    B1      B+       4.75%        09/28/18              50,582
                                                                                              ---------------

                  PHARMACEUTICALS - 1.3%
          99,750  Par Pharmaceutical, Inc.,
                      Term Loan B .............    B1      B+       5.00%        09/28/19             100,747
                                                                                              ---------------

                  PUBLISHING - 1.3%
         100,000  Tribune Co., Term Loan B ....    Ba3     BB+      4.00%        12/17/19             100,750
                                                                                              ---------------

                  RESTAURANTS - 1.3%
          48,980  Focus Brands, Inc., Term
                      Loan, First Lien ........    B1       B    6.25%-7.25%     02/21/18              49,429

                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

    PRINCIPAL                                      RATINGS (a)                    STATED
      VALUE               DESCRIPTION            MOODY'S   S&P      RATE (b)    MATURITY (c)       VALUE
----------------  -----------------------------  --------------  ------------  -------------  ---------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  RESTAURANTS - (CONTINUED)
$         50,000  Focus Brands, Inc., Term
                      Loan, Second Lien .......   Caa1    CCC+     10.25%        08/21/18     $        51,125
                                                                                              ---------------
                                                                                                      100,554
                                                                                              ---------------

                  SEMICONDUCTORS - 1.3%
         100,000  NXP B.V., Term Loan C .......    B1      B+       4.75%        01/15/20             101,250
                                                                                              ---------------

                  SPECIALIZED CONSUMER SERVICES - 1.3%
         100,000  Asurion Corp., Term Loan B...   NR(f)    BB-      5.50%        05/24/18             100,961
                                                                                              ---------------

                  SPECIALIZED FINANCE - 1.9%
          99,749  AlixPartners, LLP, Term Loan
                      B2 ......................    Ba3     B+       6.50%        06/28/19             100,467
          50,000  Fly Leasing, Ltd., Term Loan
                      B .......................    B1     BBB-      5.75%        08/06/18              50,583
                                                                                              ---------------
                                                                                                      151,050
                                                                                              ---------------

                  SPECIALTY CHEMICALS - 2.5%
          49,874  Ascend Performance Materials,
                      LLC, Term Loan B ........   NR(f)   NR(f)     6.75%        05/24/18              50,248
          49,874  AZ Chemicals, Inc., Term Loan
                      B .......................    Ba3     BB-      7.25%        12/22/17              50,872
          50,000  Houghton International, Inc.,
                      Term Loan B .............    B1       B       5.25%        12/13/19              50,562
          49,873  Omnova Solutions, Inc., Term
                      Loan B ..................    Ba2     B+       5.50%        05/31/17              50,372
                                                                                              ---------------
                                                                                                      202,054
                                                                                              ---------------

                  STEEL - 0.6%
          49,875  Fortescue (FMG), Term Loan
                      B .......................    Ba1     BB+      5.25%        10/02/17              50,483
                                                                                              ---------------

                  SYSTEMS SOFTWARE - 2.5%
          50,000  Riverbed Technology, Inc.,
                      Term Loan B .............    Ba3    BBB-      4.00%        12/13/19              50,459
          43,344  SS&C Technologies Holdings,
                      Inc., Term Loan B1 ......    Ba3     BB-      5.00%        06/07/19              43,868
           4,484  SS&C Technologies Holdings,
                      Inc., Term Loan B2 ......    Ba3     BB-      5.00%        06/07/19               4,538
         100,000  SunGard Data Systems, Inc.,
                      Term Loan D .............    Ba3     BB       4.50%        01/01/20             101,042
                                                                                              ---------------
                                                                                                      199,907
                                                                                              ---------------

                  TRUCKING - 0.6%
          50,000  Hertz Corp., Term Loan B ....    Ba1     BB       3.75%        03/11/18              50,388
                                                                                              ---------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..........................              6,128,863
                  (Cost $6,055,410)                                                           ---------------

Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

    PRINCIPAL                                      RATINGS (a)                    STATED
      VALUE               DESCRIPTION            MOODY'S   S&P      RATE (b)    MATURITY (c)       VALUE
----------------  -----------------------------  --------------  ------------  -------------  ---------------

CORPORATE BONDS AND NOTES - 16.9%

                  AEROSPACE & DEFENSE - 1.3%
$        100,000  GenCorp, Inc. (g) ...........    Ba3     B-       7.13%        03/15/21     $       104,000
                                                                                              ---------------

                  AUTOMOBILE MANUFACTURERS - 2.6%
          50,000  Chrysler Group LLC/Chrysler
                      Group Co-Issuer, Inc. ...    B2       B       8.25%        06/15/21              55,750
         150,000  Jaguar Land Rover PLC (g) ...    Ba3     BB-      5.63%        02/01/23             153,750
                                                                                              ---------------
                                                                                                      209,500

                  BROADCASTING - 0.6%
          50,000  Univision Communications,
                      Inc. (g) ................    B2      B+       6.88%        05/15/19              52,750
                                                                                              ---------------

                  BUILDING PRODUCTS - 1.3%
         100,000  Apex Tool Group, LLC (g) ....    B3      B-       7.00%        02/01/21             102,750
                                                                                              ---------------

                  CASINOS & GAMING - 1.4%
          50,000  CityCenter Holdings
                      LLC/CityCenter Finance
                      Corp. ...................   Caa2     CCC     10.75%        01/15/17              55,437
          50,000  MGM Resorts International ...    B3      B+       8.63%        02/01/19              57,250
                                                                                              ---------------
                                                                                                      112,687
                                                                                              ---------------

                  COAL & CONSUMABLE FUELS - 0.6%
          50,000  Arch Coal, Inc. .............    B3      B-       8.75%        08/01/16              51,625
                                                                                              ---------------

                  DIVERSIFIED CHEMICALS - 0.7%
          50,000  INEOS Finance PLC (g) .......    B1      B+       8.38%        02/15/19              54,938
                                                                                              ---------------

                  IT CONSULTING & OTHER SERVICES - 0.7%
          50,000  West Corp. ..................   Caa1      B       7.88%        01/15/19              53,250
                                                                                              ---------------

                  LIFE SCIENCES TOOLS & SERVICES - 1.3%
         100,000  Inventiv Health, Inc. (g) ...    B2       B       9.00%        01/15/18             102,875
                                                                                              ---------------

                  METAL & GLASS CONTAINERS - 1.9%
         150,000  Ardagh Packaging Finance
                      PLC/Ardagh Holdings USA,
                      Inc. (g) ................    B3     CCC+      7.00%        11/15/20             151,500
                                                                                              ---------------

                  OIL & GAS REFINING & MARKETING - 0.7%
          50,000  Rain CII Carbon LLC/CII
                      Carbon Corp. (g) ........    B1      BB-      8.25%        01/15/21              52,750
                                                                                              ---------------

                  PACKAGED FOODS & MEATS - 1.3%
         100,000  Wells Enterprises, Inc.
                      (g) .....................    B2      B+       6.75%        02/01/20             104,000
                                                                                              ---------------

                  REAL ESTATE OPERATING COMPANIES - 0.7%
          50,000  ClubCorp Club Operations,
                      Inc. ....................    B3      B+      10.00%        12/01/18              56,000
                                                                                              ---------------

                  SPECIALTY CHEMICALS - 1.8%
         150,000  Hexion US Finance Corp.
                      (g) .....................    B1      B-       6.63%        04/15/20             148,500
                                                                                              ---------------
                  TOTAL CORPORATE BONDS AND NOTES ....................................              1,357,125
                  (Cost $1,324,865)                                                           ---------------

                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

                                                 DESCRIPTION                                       VALUE
                  --------------------------------------------------------------------------  ---------------

                  TOTAL INVESTMENTS - 93.3% ..........................................              7,485,988
                  (Cost $7,380,275) (h)

                  NET OTHER ASSETS AND LIABILITIES - 6.7% ............................                537,196
                                                                                              ---------------
                  NET ASSETS - 100.0% ................................................        $     8,023,184
                                                                                              ===============

-----------------------------------------------

(a) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(b) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at January 31, 2013.

(c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(d)   Represents commitment fee rate on unfunded loan commitment.

(e) Delayed Draw Loan (see Note C in the Notes to Quarterly Portfolio of Investments).

(f) This Senior Loan was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(g) This security, sold within the terms of a private placement memorandum is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2013, securities noted as such amounted to $1,027,813, or 12.81% of net assets.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $112,313 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,600.

NR    Not Rated


Page 8          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     1/31/2013       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Senior Floating-Rate Loan Interests*..............  $  6,128,863  $         --  $  6,128,863  $         --
Corporate Bonds and Notes*........................     1,357,125            --     1,357,125            --
                                                    ------------  ------------  ------------  ------------
TOTAL INVESTMENTS.................................  $  7,485,988  $         --  $  7,485,988  $         --
                                                    ============  ============  ============  ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.



                See Notes to Quarterly Portfolio of Investments           Page 9

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                          JANUARY 31, 2013 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of First Trust Short Duration High Income Fund (the "Fund"), a series of First Trust Series Fund (the "Trust"), is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

Securities traded in the over-the-counter market are valued at their closing bid prices.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In the event that market quotations are not readily available, the pricing service does not provide a valuation, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust" or the "Advisor") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt securities and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be

-----------------------------

1 The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

                  FIRST TRUST SHORT DURATION HIGH INCOME FUND
                          JANUARY 31, 2013 (UNAUDITED)

no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the borrower/issuer;

      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

     11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

     12)    borrower's/issuer's competitive position within the industry;

     13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

     14)    other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund didn't have any when-issued, delayed-delivery or forward purchase commitments as of January 31, 2013.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw loan commitments of $4,841 as of January 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                First Trust Series Fund
             -----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President
                                        and Chief Executive Officer
                                        (principal executive officer)

Date  March 19, 2013
      ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President
                                        and Chief Executive Officer
                                        (principal executive officer)

Date  March 19, 2013
      ------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date  March 19, 2013
      ------------------------

* Print the name and title of each signing officer under his or her signature.